SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Weighted average number of shares related to the outstanding options and convertible debentures excluded from the calculations of diluted net earnings (loss) per share	411,000		411,000		246,662